Provision for early retirement benefits (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Details of Provision for Early Retirement Benefits in Respect of Obligations to Early Retired Employees

Details of provision for early retirement benefits in respect of obligations to early retired employees are as follows:

	2017	2016
	RMB million	RMB million
At January 1	13	25
Provision for the year (Note 14)	1	3
Financial cost (Note 16)	1	1
Payments made during the year	(8)	(16)

At December 31	7	13
Less: current portion (Note 42)	(4)	(7)

	3	6